Condensed financial information of registrant Prudential plc - Statements of Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Interest paid		$ (61)	$ (75)	$ (75)
Financing activities
Issues of ordinary share capital		2	0	4
Share repurchase/buyback programmes (including costs)		(1,252)	(860)	0
Investing activities
Disposal of Jackson shares		0	0	273
Reconciliation of profit on ordinary activities before tax to net cash inflow from operating activities before interest and tax
Profit on ordinary activities before tax	[1]	5,121	3,239	2,272
Parent Company
Operating activities
Net cash inflow from operating activities before interest and tax		2,001	983	1,527
Interest paid		(176)	(165)	(35)
Dividends paid		(623)	(575)	(533)
Net cash flows from operating activities		1,202	243	959
Financing activities
Issues of ordinary share capital		2	0	4
Redemption of core structural borrowings		0	0	(393)
Movement in commercial paper and other borrowings to support a short-term fixed income securities program		0	0	(501)
Movement in net amount owed to subsidiary undertakings		1,474	13	0
Movement in share-based payment receivable		0	0	(4)
Non-cash transfer of debt to Prudential Funding (Asia) plc		0	0	(3,552)
Movement in net amount owed by subsidiary undertakings		(1,491)	690	3,610
Share repurchase/buyback programmes (including costs)		(1,252)	(860)	0
Net cash flows from financing activities		(1,267)	(157)	(836)
Investing activities
Disposal of Jackson shares		0	0	273
Investment in subsidiaries		0	0	(609)
Capitalisation of intercompany loans		0	0	189
Net cash flows from investing activities		0	0	(147)
Net cash (outflow) inflow for the year		(65)	86	(24)
Reconciliation of profit on ordinary activities before tax to net cash inflow from operating activities before interest and tax
Profit on ordinary activities before tax		1,318	786	1,523
Add back: interest charged to profit or loss		224	209	203
Adjustments for non-cash items:
Gain on transfer of subordinated liabilities and debenture loans		0	0	(370)
Impairment Of Investment		482	0	0
Foreign currency exchange and other movements		(7)	(22)	27
Decrease (increase) in debtors		1	(3)	0
Increase (decrease) in creditors		(17)	13	144
Net cash inflow from operating activities before interest and tax		$ 2,001	$ 983	$ 1,527

[1]	Note
This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the
Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders.
These amounts are required to be included in the tax charge under IAS 12. Consequently, the profit before tax measure is not representative of pre-tax profit attributable to shareholders.